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IQ Clean Oceans ETF
IQ Clean Oceans ETF
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ Candriam Clean Oceans Index (the “Underlying Index”).

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	IQ Clean Oceans ETF IQ Clean Oceans ETF USD ($)
Shareholder Fees (fees paid directly from your investment):	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	IQ Clean Oceans ETF IQ Clean Oceans ETF
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.46%
Expense Waiver/Reimbursement	0.01%	[1]
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.45%
[1]	IndexIQ Advisors LLC (the “Advisor”) has contractually agreed to waive or reduce its management fee and/or reimburse expenses of the Fund in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, dividends paid on short sales, acquired fund fees and expenses, and extraordinary expenses) to not more than 0.45% of the average daily net assets of the Fund. The agreement will remain in effect permanently unless terminated by the Board of Trustees of the Fund.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
IQ Clean Oceans ETF | IQ Clean Oceans ETF | USD ($)	46	144	252	567

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares.

Principal Investment Strategies
The Fund employs a “passive management” — or indexing — investment approach designed to track the performance of the Underlying Index, which was developed by IndexIQ LLC (“IndexIQ”) with Candriam (“Candriam”) acting as index consultant to IndexIQ. The Underlying Index incorporates thematic selection criteria designed to provide exposure to equity securities of companies that help to protect and/or achieve a cleaner ocean through reduced pollution and increased resource efficiency. Companies selected for inclusion in the Underlying Index offer products and services that target solutions which contribute to the protection or
*   Shares of the Fund are not issued, sponsored or endorsed by Oceana, Inc.®
achievement of cleaner oceans, are users of such products or services, or are engaged in activities with ocean-related sustainability objectives. A company included in the Underlying Index is not required to be primarily or even directly engaged in activities that protect or achieve cleaner oceans. The Underlying Index includes thematic selection criteria developed by IndexIQ and Candriam that reflect initiatives, research and campaigns of Oceana, Inc. (“Oceana”), a 501(c)(3) public charity.
The Underlying Index includes securities of large-, mid- and small-capitalization companies that trade in the U.S. and foreign markets, including emerging markets other than China, Egypt, India, Kuwait, Pakistan, Qatar, Saudi Arabia and United Arab Emirates. The index universe consists of approximately the largest 99% of the free-float market capitalization in the global markets. As of June 30, 2023, the market capitalization range of the Underlying Index was approximately $1.31 billion to $2.53 trillion. As of June 30, 2023, the primary sectors within the Underlying Index were industrials, information technology, and utilities.
The Underlying Index first applies developed and emerging market-specific screens to the initial universe to screen out companies that fail to meet certain minimum environmental, social and governance (ESG) criteria. The Underlying Index also includes an exclusionary screen based on any continued and significant non-compliance with the principles within the United Nation’s Global Compact as well as the exclusion of companies engaged in certain businesses beyond minimum thresholds (e.g., companies that operate in countries with oppressive regimes, that operate in adult content, alcohol, armament, gambling, nuclear, and tobacco, or that utilize animal testing or genetic modification in research and development).
Initial Developed Markets Screen
Companies included in the initial universe that trade in developed markets are given an overall ESG score based according to the following business activity and stakeholder criteria. Companies are scored relative to other companies within the same industry.
The business activity criteria (the “Business Activity Criteria”) are:
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Climate Change: Activities related to the production of renewable energy and decarbonizing business activities.

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Resources and Waste: Activities related to the efficient utilization of resources, recycling, and mitigating the impact on ecosystems.

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Digitalization and Innovation: Activities that drive higher industrial and resource efficiencies and protecting data privacy and the resilience of digital networks.

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Health and Wellness: Activities related to providing healthy products and services, improving air quality, and investing in human capital through job creation, gender equality and decent working conditions.

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Demographic Shifts: Activities related to providing products and services to aging populations in developed countries and supporting population growth in emerging countries through investment in infrastructure and the food supply chain.

The stakeholder criteria (the “Stakeholder Criteria”) are:
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Treatment of customers, including advertising practices, after sales service and support, and anti-competitive behaviors.

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Treatment of employees, including working conditions, employee retention, gender equality, training and career opportunities.

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Environmental initiatives and compliance with new environmental legislation.

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Supplier standards and oversight, including supplier adherence to fair labor standards.

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Corporate governance, including quality of governance and ethics, adherence to accounting standards and anti-bribery efforts.

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Societal impact and how the company is viewed by populations in the area where the company operates.

Companies that score in the lowest 30% are excluded from the Underlying Index.
Initial Emerging Markets Screen
Companies included in the initial universe that trade in emerging markets are excluded from the Underlying Index if they do not satisfy certain Business Activity Criteria and Stakeholder Criteria or if a company’s majority shareholder is a state or government entity with poor environmental, social or governance related performance.
Thematic Screen
The thematic selection criteria used by the Underlying Index to identify and score companies for potential inclusion in the Index are:
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Circular Economy: Companies involved in the production of consumer goods that incorporate principles of designing out waste and pollution and keeping products and materials in use and out of waste streams.

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Clean Energy: Companies involved in clean technology development and renewable energy production.

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Clean, Treat and Recycle Water and Waste: Companies engaged in water and waste treatment.

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Electronic Components: Companies engaged in or supporting the production of semiconductors and electronic components, which are necessary to the development of environmental technologies, through processes that seek to reduce the impact of emissions, climate change and natural resources.

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Energy Efficient Economy: Companies developing technologies and services that support reduced carbon emissions and reduce the use of non-renewable resources.

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Seafood and alternatives: Companies engaged in or supporting sustainable fishing.

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Shipping and Ports: Companies working to enhance the efficiency and reduce the environmental impact of shipping services, water transportation services and marine construction.

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Sustainable Packaging: Companies developing containers and packaging with reduced environmental impact and waste.

The Underlying Index applies a two-part scoring process to determine a company’s thematic score based on the following two scoring criteria:
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Revenue: A company’s revenue score on a theme is generated based on: (1) the percentage of revenue that the company derives from activities relevant to the theme (companies that generate a higher percentage of revenue from relevant activities score higher); and (2) the amount of revenue that the company derives from activities related to the theme (companies that generate a greater amount of revenue from relevant activities score higher).

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Impact Score: A company’s impact score on a theme is generated based on: (1) the company’s ability to benefit from the development of environmental technologies; (2) company’s impact on carbon emissions and climate change, including investments in low-carbon technologies, the use of low-carbon inputs, the development of products with low-carbon intensity, and general exposure of the company’s revenue, assets and capital expenditures to climate change; (3) the company’s management of natural resources, including water and marine ecosystems; (4) the company’s activities to address environmental concerns and policies and systems in place to manage environmental issues; (5) the company’s programs, policies and management of the environmental performance of their suppliers; and (6) the company’s programs and policies to develop sustainable products and services.

The thematic score is determined based on its revenue and impact scores.
Following the application of the screens and exclusion criteria, the Underlying Index selects the top-ranked 50 to 80 companies for inclusion based on the thematic selection criteria scoring. The number of companies selected for inclusion in the Underlying Index will vary depending on the number of companies that exceed the minimum thematic screening score required for inclusion in the Underlying Index. The components are selected by starting with the securities with the highest score until either the total number of selected securities is 80, or the score of the next-ranked security fails to score above the minimum threshold. If there are less than 50 securities at the end of the process, the selection continues until at least 50 securities are selected in the Underlying Index.
Securities selected for inclusion in the Underlying Index are weighted using a modified market capitalization-weighting methodology, with a minimum component weight of 0.25% and maximum component weight of 3% at the time of rebalance.
The Underlying Index is rebalanced quarterly. The Underlying Index applies the exclusionary screen on a monthly basis and any company identified in the exclusionary screen is removed from the Underlying Index. The Underlying Index may include as a component one or more ETFs advised by the Advisor (“Affiliated ETFs”) and the Fund will typically invest in any Affiliated ETF included in the Underlying Index. The Fund also may invest in Affiliated ETFs that are not components of the index if such an investment will help the Fund track the Underlying Index.

Principal Risks
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with its benchmark over time. The table that follows the bar chart shows the Fund’s average annual total return, both before and after taxes. The MSCI World Index (Net) free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets.
All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense reimbursement in effect, if such waivers or reimbursements were not in place, the Fund’s performance would be reduced. Fund performance current to the most recent month-end is available by calling 1-888-474-7725 or by visiting newyorklifeinvestments.com/etf.

The Fund’s year-to-date total return as of June 30, 2023 was 12.20%.
Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	15.29%	4Q/2022
Lowest Return	-17.52%	2Q/2022

Average Annual Total Returns as of December 31, 2022
Average Annual Returns - IQ Clean Oceans ETF		1 Year	Since Inception [1]	Inception Date
IQ Clean Oceans ETF		(24.37%)	(17.96%)	Oct. 21, 2021
After Taxes on Distributions | IQ Clean Oceans ETF	[2]	(24.57%)	(18.17%)
After Taxes on Distributions and Sale of Fund Shares | IQ Clean Oceans ETF	[2]	(14.12%)	(13.53%)
IQ Candriam Clean Oceans Index (reflects no deduction for fees, expenses or taxes)		(24.00%)	(17.53%)	Oct. 21, 2021
MSCI World® Index (Net) (reflects no deduction for fees, expenses or taxes)		(18.14%)	(13.36%)	Oct. 21, 2021
[1]	The Fund commenced operations on October 21, 2021.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.